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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.       Name and address of issuer:
         Metropolitan Tower Separate Account Two
         C/O Metropolitan Tower Life Insurance Company
         One Madison Avenue, New York, New York 10010-3690

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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): State Street Research Investment Trust Division, State Street Research Income Division, State Street Research Money Market Division, State Street Research Diversified Division, State Street Research Aggressive Growth Division, MetLife Stock Index Division, Putnam International Stock Division, Loomis Sayles High Yield Bond Division, Janus Mid Cap Division, T. Rowe Price Small Cap Growth Division, Scudder Global Equity Division, Harris Oakmark Large Cap Value Division, Neuberger Berman Partners Mid Cap Value Division, T. Rowe Price large Cap Growth Division, Lehman Brothers Aggregate Bond Index Division, Morgan Stanley EAFE Index Division, Russel 200 Index Division.

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3.       Investment Company Act File Number:                811-4189
         Securities Act File Number:                        2-95019 and 33-12302
         CIK                                                0000759854

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4(a).    Last day of fiscal year for which this Form
         is filed:                                          December 31, 2001

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4(b).    [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    [_] Check box if this is the last time the issuer will be filing this Form.
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5.       Calculation of registration fee:

         (i)  Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                         $11,668,957
                                                                     -----------

         (ii) Aggregate price of securities redeemed
              or repurchased during the fiscal year:                 $ 5,058,472
                                                                     -----------

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         (iii)    Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used
                  to reduce registration fees
                  payable to the Commission:                   $ 0
                                                           -------

         (iv)     Total available redemption
                  credits [add Items 5(ii) and
                  5(iii):                                           - $5,058,472
                                                                      ----------

         (v)      Net sales -- if Item 5(i) is
                  greater than Item 5(iv)
                  [subtract Item 5(iv) from Item
                  5(i)]:                                              $6,610,485
                                                                      ----------

         (vi)     Redemption credits available
                  for use in future years--if
                  Item 5(i) is less than Item
                  5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                       $(       )
                                                           -------

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                          x  .000092
                                                                       ---------

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):          =  $608.20
                                                                       ---------
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _NA________

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                    + $0________


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8.       Total of the amount of the registration fee due plus any interest
         due [line 5(viii) plus line 7]:                              =  $608.20
                                                                        --------
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:
                                                     Wire Transfer

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and
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in the capacities and on the dates indicated.
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   By (Signature and Title) By: James P. Bossert: Vice President
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Date:  March 28, 2002
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